Provision (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Provision
Provisions at beginning	$ 50	$ 50
Provision released during the period	(7)
Provisions at ending	$ 43	$ 50